REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Disclosure of segment revenue by type
The following table summarizes the company’s revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2024 and 2023.

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Timing of revenue recognition
Goods and services provided at a point in time	$714	$711	$1,428	$1,419
Services transferred over a period of time	1,215	1,196	2,366	2,353
Total revenues from contracts with customers	1,929	1,907	3,794	3,772
Other revenues	—	1	—	1
Total revenues	$1,929	$1,908	$3,794	$3,773

Disclosure of revenues by geographical areas
The following table summarizes the company’s total revenues by geography for the three and six months ended June 30, 2024 and June 30, 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
United Kingdom	$250	$235	$463	$412
United States of America	299	429	753	883
Australia	1,118	928	2,037	1,874
Canada	60	69	130	135
Brazil	197	243	403	462
Other	5	4	8	7
Total revenues	$1,929	$1,908	$3,794	$3,773